                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5320

                        Van Kampen Municipal Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)





PAR
AMOUNT
(000)            DESCRIPTION                                                     COUPON          MATURITY               VALUE

                 MUNICIPAL BONDS    152.9%
                 ALABAMA    2.0%
       $ 3,660   Alabama St Brd Ed Rev & Impt Southn Univ St Cmnty
                 Rfdg (MBIA Insd)                                                   5.250        07/01/20               $ 3,971,942
         1,320   Alabama St Univ Rev Gen Tuit & Fee Ser B (Prerefunded @
                 01/01/12) (MBIA Insd)                                              5.250        03/01/33                 1,496,537
           545   Alabama St Univ Rev Gen Tuit & Fee Ser B (Prerefunded @
                 05/01/05) (MBIA Insd)                                              5.250        03/01/33                   617,888
                                                                                                                   -----------------
                                                                                                                          6,086,367
                                                                                                                   -----------------

                 ALASKA    1.9%
         3,650   Alaska St Intl Arpt Rev Ser B (AMBAC Insd)                         5.250        10/01/27                 3,830,018
         1,575   Matanuska-Susitna Boro, AK Ctf Part Pub Safety Bldg
                 Lease (FSA Insd)                                                   5.750        03/01/16                 1,775,419
                                                                                                                   -----------------
                                                                                                                          5,605,437
                                                                                                                   -----------------

                 ARIZONA    0.4%
         1,000   Arizona Hlth Fac Auth Hosp John C Lincoln Hlth Network             6.375        12/01/37                 1,054,530
                                                                                                                   -----------------

                 CALIFORNIA    11.5%
         2,500   California St (AMBAC Insd)                                         5.000        04/01/21                 2,623,475
         4,500   California St (AMBAC Insd)                                         5.125        10/01/27                 4,592,880
         1,000   California St Dept Wtr Res Ctr Wtr Sys Ser X (FGIC Insd)           5.000        12/01/29                 1,024,530
         1,000   California St Dept Wtr Res Pwr Ser A                               6.000        05/01/15                 1,165,680
         1,000   California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                  5.500        05/01/16                 1,137,390
         2,500   California St Dept Wtr Res Pwr Ser A (AMBAC Insd) (a)              5.375        05/01/18                 2,768,250
         5,000   California St Univ Rev & Co Systemwide Ser A (AMBAC Insd)          5.000        11/01/33                 5,098,050
         5,000   Contra Costa, CA Home Mtg Fin Auth Home Mtg Rev
                 (Escrowed to Maturity) (MBIA Insd)                                    *         09/01/17                 2,711,750
         4,000   Los Angeles, CA Dept Wtr & Pwr Ser A (FGIC Insd)                   5.125        07/01/40                 4,066,200
         2,500   Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)                      5.250        07/01/20                 2,735,475
         2,000   Los Angeles, CA Wtr & Pwr Rev Pwr Sys Ser B (FSA Insd)             5.000        07/01/28                 2,054,800
         1,500   Metropolitan Wtr Dist Southn CA Auth Ser B 1 (FGIC Insd)           5.000        10/01/33                 1,535,490
         1,750   Palm Springs, CA Fin Auth Lease Rev Convention Ctr
                 Proj Ser A (MBIA Insd)                                             5.500        11/01/35                 1,905,732
         1,000   Santa Clara Cnty, CA Brd Ed Rfdg (MBIA Insd)                       5.000        04/01/25                 1,031,790
                                                                                                                   -----------------
                                                                                                                         34,451,492
                                                                                                                   -----------------

                 COLORADO    3.0%


         1,500   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470
                 Proj (Prerefunded @ 08/31/05)                                      7.000        08/31/26                 1,617,660
         1,000   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470
                 Proj Ser B (Prerefunded @ 08/31/05)                                6.950        08/31/20                 1,077,990
         3,405   Colorado Ed & Cultural Fac Impt Charter Sch Rfdg (XLCA Insd)       5.250        12/01/23                 3,617,268
           550   Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives               5.250        09/01/21                   573,776
         1,000   Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser A         5.500        03/01/32                 1,042,270
         1,000   El Paso Cnty, CO Ctf Part Detention Fac Proj Ser B (AMBAC Insd)    5.375        12/01/18                 1,116,890
                                                                                                                   -----------------
                                                                                                                          9,045,854
                                                                                                                   -----------------

                 CONNECTICUT    1.0%
         1,750   Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt Ser
                 A (AMT) (ACA Insd)                                                 6.600        07/01/24                 1,885,485
         1,000   Hartford, CT Pkg Sys Rev Ser A                                     6.500        07/01/25                 1,032,040
                                                                                                                   -----------------
                                                                                                                          2,917,525
                                                                                                                   -----------------

                 DISTRICT OF COLUMBIA    1.0%
         2,775   District of Columbia Hosp Rev Medlantic Hlthcare Ser
                 A Rfdg (Escrowed to Maturity (MBIA Insd)                           5.250        08/15/12                 2,980,322
                                                                                                                   -----------------

                 FLORIDA    8.8%
         2,000   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                   5.950        07/01/20                 2,061,420
         1,000   Florida St Brd Ed Lottery Rev Ser A (FGIC Insd)                    5.750        07/01/11                 1,147,600
         2,000   Florida St Dept Environmental Prot Preservtn Rev Ser
                 A (FGIC Insd)                                                      5.750        07/01/10                 2,295,920
         1,745   Hillsborough Cnty, FL Port Dist Tampa Port Auth Proj
                 Ser A (AMT) (MBIA Insd)                                            5.375        06/01/27                 1,827,853
         1,000   Jea, FL Elec Sys Rev Ser 3 Ser A                                   5.500        10/01/41                 1,061,370
         1,000   Marion Cnty, FL Sch Brd Ctf (FSA Insd)                             5.250        06/01/18                 1,098,830
         1,500   Miami Beach, FL Stormwtr Rev (FGIC Insd)                           5.250        09/01/25                 1,580,055
         1,720   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt
                 (AMT) (FGIC Insd)                                                  5.375        10/01/32                 1,776,416
         3,000   Orange Cnty, FL Sch Brd Ctf Part Ser A (AMBAC Insd)                5.250        08/01/14                 3,357,690
         4,000   Orange Cnty, FL Tourist Dev Tax Rev (AMBAC Insd)                   5.625        10/01/14                 4,493,320
         2,000   Orange Cnty, FL Tourist Dev Tax Rev (AMBAC Insd)                   5.500        10/01/31                 2,158,960
         1,090   Plantation, FL Impt Proj Rfdg (FSA Insd)                           5.000        08/15/20                 1,164,403
         1,190   Polk Cnty, FL Util Sys Rev (FGIC Insd)                             5.250        10/01/20                 1,302,003
         1,115   Tallahassee, FL Lease Rev FL St Univ Proj Ser A (MBIA Insd)        5.500        08/01/19                 1,248,176
                                                                                                                   -----------------
                                                                                                                         26,574,016
                                                                                                                   -----------------

                 GEORGIA    7.3%
         4,023   Fulton Cnty, GA Lease Rev (Acquired 12/23/94, Cost
                 $4,023,144) (b)                                                    7.250        06/15/10                 4,187,650
         2,635   Georgia Muni Elec Auth Pwr Rev Ser A (MBIA Insd)                   6.500        01/01/20                 3,344,948




         3,000   Georgia Muni Elec Auth Pwr Rev Ser B Rfdg (FGIC Insd)              6.250        01/01/17                 3,682,980
         2,500   Georgia St Ser D                                                   6.000        10/01/05                 2,606,300
         2,335   Georgia St Ser D                                                   6.000        10/01/06                 2,522,010
         2,000   Municipal Elec Auth GA Combustion Turbine Proj Ser A
                 (MBIA Insd)                                                        5.250        11/01/22                 2,146,200
           800   Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare Sys Inc                6.700        07/01/16                   817,632
         2,500   Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare Sys Inc                6.500        07/01/27                 2,481,475
                                                                                                                   -----------------
                                                                                                                         21,789,195
                                                                                                                   -----------------

                 ILLINOIS    17.6%
         4,000   Chicago, IL Brd Ed Chicago Sch Reform Ser A (AMBAC Insd)           5.250        12/01/27                 4,167,240
         1,400   Chicago, IL Brd Ed Ser A (MBIA Insd)                               5.500        12/01/28                 1,511,580
         2,250   Chicago, IL Neighborhoods Alive 21 Ser A (FGIC Insd)               5.500        01/01/13                 2,526,817
         1,500   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien C
                 2 Rfdg (AMT)(FSA Insd)                                             5.250        01/01/30                 1,538,010
         1,500   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien C-
                 2 Rfdg (AMT)(XLCA Insd)                                            5.250        01/01/34                 1,536,885
         1,000   Chicago, IL O'Hare Intl Arpt Rev Second Lien
                 Passenger Fac Ser B (AMBAC Insd)                                   5.500        01/01/16                 1,117,050
         1,000   Chicago, IL Proj Ser C Rfdg (FGIC Insd)                            5.750        01/01/14                 1,142,430
         1,000   Chicago, IL Proj Ser C Rfdg (FGIC Insd)                            5.750        01/01/15                 1,140,160
         4,895   Chicago, IL Pub Bldg Comm Bldg Rev Ser A (Escrowed
                 to Maturity) (MBIA Insd)                                             *          01/01/07                 4,647,117
         1,000   Chicago, IL Ser B Rfdg (AMBAC Insd)                                5.125        01/01/15                 1,110,870
         2,000   Chicago, IL Wastewtr Transmission Rev Second Lien
                 (Prerefunded @ 01/01/10)(MBIA Insd)                                5.750        01/01/25                 2,296,660
         1,960   Cook Cnty, IL Cmnty Cons Sch Dist (FSA Insd)                       5.500        12/01/13                 2,252,177
         1,000   Cook Cnty, IL Ser A (FGIC Insd)                                    5.500        11/15/31                 1,074,930
         3,230   Cook Cnty, IL Ser A Rfdg (MBIA Insd)                               5.625        11/15/16                 3,566,017
         2,310   Illinois Dev Fin Auth Rev Adventist Hlth Ser A (MBIA Insd)         5.500        11/15/13                 2,619,840
         2,500   Illinois Dev Fin Auth Rev Adventist Hlth Ser A (MBIA Insd)         5.500        11/15/15                 2,842,375
         1,335   Illinois Dev Fin Auth Rev Bradley Univ Proj
                 (Prerefunded @ 08/01/09) (AMBAC Insd)                              5.375        08/01/24                 1,508,336
         2,000   Illinois Ed Fac Auth Rev Lewis Univ                                6.125        10/01/26                 1,938,980
         1,500   Illinois St First Ser (FGIC Insd)                                  5.375        11/01/14                 1,686,420
         1,900   Kendall, Kane & Will Cntys, IL Cmnty Unit Sch Dist No.
                 308 Ser B (FGIC Insd)                                              5.250        10/01/21                 2,040,410
         2,500   Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev
                 McCormick Pl Expn Ser A (MBIA Insd)                                5.250        06/15/42                 2,589,025
         1,250   Sangamon Cnty, IL Ctf Part                                        10.000        12/01/06                 1,450,237
         1,000   Schaumburg, Il Ser B (FGIC Insd)                                   5.000        12/01/41                 1,006,670
         7,455   Will Cnty, IL Fst Presv Dist Ser B (FGIC Insd)                       *          12/01/12                 5,441,554
                                                                                                                   -----------------
                                                                                                                         52,751,790
                                                                                                                   -----------------

                 INDIANA    3.4%
         2,420   Brownsburg, IN Sch Bldg Corp First Mtg Brownsburg
                 Cmnty Sch (MBIA Insd)                                              5.550        02/01/24                 2,641,624




         1,000   Clark Pleasant, IN Cmnty Sch First Mtg (AMBAC Insd)                5.500        07/15/18                 1,123,570
         4,000   Indiana Hlth Fac Fin Auth Rev Deaconess Hosp Ser A
                 (AMBAC Insd)                                                       5.375        03/01/34                 4,215,280
         2,000   Indiana Trans Fin Auth Toll Rfdg (AMBAC Insd)                      5.375        07/01/09                 2,149,360
                                                                                                                   -----------------
                                                                                                                         10,129,834
                                                                                                                   -----------------

                 KANSAS    2.7%
         3,810   Kansas St Dev Fin Auth Rev KS Proj Ser N (AMBAC Insd)              5.250        10/01/22                 4,068,051
         1,250   Kansas St Dev Fin Auth Rev KS St Proj (AMBAC Insd)                 5.500        03/01/16                 1,398,675
         2,235   Sedgwick Cnty, KA Uni Sch Dist No. 259 Wichita (MBIA Insd)         5.500        09/01/11                 2,523,650
                                                                                                                   -----------------
                                                                                                                          7,990,376
                                                                                                                   -----------------

                 KENTUCKY    3.4%
         2,190   Kenton Cnty, KY Arpt Brd Rev Cincinnati/Northn KY Intl
                 Arpt Ser A Rfdg (AMT) (MBIA Insd)                                  6.250        03/01/09                 2,447,675
         5,000   Kentucky St Ppty & Bldgs Commn Proj No. 74 Rfdg
                 (Prerefunded 02/01/12) (FSA Insd)                                  5.375        02/01/16                 5,692,500
         2,000   Kentucky St Tpk Auth Econ Dev Revitalization Proj
                 Rfdg (FSA Insd)                                                    5.500        07/01/07                 2,182,300
                                                                                                                   -----------------
                                                                                                                         10,322,475
                                                                                                                   -----------------

                 LOUISIANA    4.5%
         4,395   Ernest N Morial New Orleans LA Sr Sub Ser A (AMBAC Insd)           5.250        07/15/22                 4,729,372
         3,000   Lafayette, LA Util Rev (MBIA Insd)                                 5.250        11/01/21                 3,281,250
         1,000   Louisiana Hsg Fin Agy Rev Azalea Estates Ser A Rfdg
                 (AMT) (GMNA Collateralized)                                        5.375        10/20/39                 1,008,380
         2,580   Louisiana Loc Govt Environmental Rev Southeastn LA
                 Student Hsg Ser A (MBIA Insd)                                      5.250        08/01/21                 2,806,060
         1,500   Louisiana St Ser A (FGIC Insd)                                     5.500        11/15/08                 1,675,905
                                                                                                                   -----------------
                                                                                                                         13,500,967
                                                                                                                   -----------------

                 MARYLAND    0.6%
         2,180   Baltimore, MD Cap Apprec Ser A (FGIC Insd)                           *          10/15/09                 1,680,039
                                                                                                                   -----------------

                 MASSACHUSETTS    3.9%
         2,305   Massachusetts St College Bldg Auth Proj Rev Ser A
                 (MBIA Insd)                                                        5.000        05/01/20                 2,465,174
         4,000   Massachusetts St Cons Ln Ser B (Prerefunded @
                 03/01/12) (FSA Insd)                                               5.500        03/01/17                 4,534,880
         1,500   Massachusetts St Fed Hwy Gnt Antic Nt Ser A                        5.750        06/15/15                 1,697,685
         1,000   Massachusetts St Indl Fin Agy Rev Higher Ed
                 Hampshire College Proj (Prefunded @ 10/01/07)                      5.625        10/01/12                 1,107,960
         2,000   Massachusetts St Spl Oblig Dedicated Tax Rev (FGIC Insd)           5.000        01/01/34                 2,045,220
                                                                                                                   -----------------
                                                                                                                         11,850,919
                                                                                                                   -----------------

                 MICHIGAN    2.7%
         1,000   Grand Rapids, MI Wtr Supply Sys Rfdg (FGIC Insd)                   5.750        01/01/13                 1,137,650




         1,180   Hillsdale, MI Hosp Fin Auth Hosp Rev Hillsdale Cmnty
                 Hlth Ctr                                                           5.750        05/15/18                 1,211,931
         1,000   Michigan Muni Bd Auth Rev Clean Wtr Rev Fd                         5.250        10/01/18                 1,108,420
         1,000   Michigan St Strategic Fd Detroit Edison Co Proj C Rfdg
                 (AMT) (XLCA Insd)                                                  5.450        12/15/32                 1,039,880
         2,500   Michigan St Strategic Fd Detroit Edison Conv Rfdg
                 (Variable Rate Coupon)(AMBAC Insd)                                 4.850        09/01/30                 2,708,625
         1,000   Michigan St Strategic Fd Detroit Edison Pollutn Ctl Ser
                 B Rfdg (AMT)                                                       5.650        09/01/29                 1,024,660
                                                                                                                   -----------------
                                                                                                                          8,231,166
                                                                                                                   -----------------

                 MISSISSIPPI    0.5%
         1,500   Mississippi Hosp Equip & Fac MS Baptist Med Ctr Rfdg
                 (MBIA Insd)                                                        6.000        05/01/13                 1,564,665
                                                                                                                   -----------------

                 MISSOURI    3.0%
         2,530   Bi-State Dev Agy MO IL Met Metrolink Cross Cnty Proj
                 B (FSA Insd)                                                       5.250        10/01/18                 2,782,165
         1,250   Cole Cnty, MO Indl Dev Auth Living Fac Rev Lutheran
                 Svcs Heisinger Proj                                                5.500        02/01/35                 1,273,200
         3,400   Missouri St Hwys & Trans Commn Rd Rev Ser A                        5.500        02/01/08                 3,748,262
         1,250   Saint Charles, MO Ctf Part Ser B                                   5.500        05/01/18                 1,335,862
                                                                                                                   -----------------
                                                                                                                          9,139,489
                                                                                                                   -----------------

                 NEVADA    3.9%
         4,000   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC Insd)               5.000        07/01/36                 4,061,440
         3,965   Clark Cnty, NV Bd Bk (FGIC Insd)                                   5.500        06/01/09                 4,437,945
         3,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj
                 Ser A (AMT) (AMBAC Insd)                                           5.250        07/01/34                 3,060,810
                                                                                                                   -----------------
                                                                                                                         11,560,195
                                                                                                                   -----------------

                 NEW JERSEY    3.1%
         1,500   New Jersey Econ Dev Auth Mtr Veh Surp Rev Ser A
                 (MBIA Insd)                                                        5.000        07/01/23                 1,579,770
         1,835   New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A
                 (AMBAC Insd)                                                       5.250        09/01/21                 1,980,919
         1,000   New Jersey St Trans Corp Cap Grant Antic Nt Ser B
                 (AMBAC Insd)                                                       5.500        02/01/08                 1,098,040
         2,000   New Jersey St Trans Corp Ctf Fed Trans Admin Grants
                 Ser A (AMBAC Insd)                                                 5.500        09/15/13                 2,285,120
         2,095   New Jersey St Trans Tr Fd Auth Trans Sys Ser A                     5.750        06/15/17                 2,456,199
                                                                                                                   -----------------
                                                                                                                          9,400,048
                                                                                                                   -----------------

                 NEW MEXICO    1.5%
         4,000   Santa Fe, NM Gross Rcpt Tax Impt (AMBAC Insd)                      5.250        06/01/13                 4,484,520
                                                                                                                   -----------------

                 NEW YORK    15.9%
         3,000   Metropolitan Trans Auth NY Ser A Rfdg (AMBAC Insd)                 5.500        11/15/18                 3,413,280
         2,500   Metropolitan Trans Auth NY Ser A Rfdg (FGIC Insd)                  5.250        11/15/31                 2,622,300




         2,500   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser
                 A (Prerefunded @ 11/15/10)                                         5.750        11/15/13                 2,892,575
         5,700   New York City Muni Wtr Fin Auth Ser A (FSA Insd)                   5.375        06/15/17                 6,308,703
         3,000   New York City Muni Wtr Fin Auth Ser A (AMBAC Insd)                 5.000        06/15/35                 3,061,770
         4,500   New York City Ser B (AMBAC Insd)                                   7.250        08/15/07                 5,127,030
           445   New York City Ser C                                                7.000        08/15/08                   446,856
         1,000   New York City Ser H                                                5.750        03/15/13                 1,127,140
         6,930   New York City Trans Auth Trans Fac Livingston Plaza
                 Proj Rfdg (Escrowed to Maturity)(FSA Insd)                         5.400        01/01/18                 7,919,258
         3,000   New York City Transitional Fin Auth Rev Future Tax
                 Secd Ser A Rfdg (c)                                         5.500/14.000        11/01/26                 3,387,600
         3,000   New York St Dorm Auth Rev Hosp (MBIA Insd)                         5.000        08/01/33                 3,073,620
         2,000   New York St Dorm Auth Rev Sch Dist Fin Pgm Ser D (MBIA Insd)       5.500        10/01/17                 2,275,600
         3,000   New York St Urban Dev Corp Rev Personal Income Tax
                 Ser C (FGIC Insd)                                                  5.500        03/15/18                 3,371,700
         2,680   Port Auth NY & NJ Cons 119th Ser (AMT) (FGIC Insd)                 5.500        09/15/17                 2,831,474
                                                                                                                   -----------------
                                                                                                                         47,858,906
                                                                                                                   -----------------

                 NORTH CAROLINA    5.7%
         2,000   Charlotte, NC Ctf Part Convention Fac Proj Ser A Rfdg              5.500        08/01/19                 2,242,580
         3,000   North Carolina Eastn Muni Pwr Agy Pwr Sys Rev Ser D                6.750        01/01/26                 3,322,050
        10,000   North Carolina Muni Pwr Agy No 1 Catawba Elec Rev
                 Rfdg (MBIA Insd)                                                   6.000        01/01/12                11,696,700
                                                                                                                   -----------------
                                                                                                                         17,261,330
                                                                                                                   -----------------

                 OHIO    7.6%
         1,000   Cleveland, OH Muni Sch Dist (FSA Insd)                             5.250        12/01/23                 1,077,320
         3,000   Columbus, OH City Sch Dist Sch Fac Constr & Impt (FSA Insd)        5.250        12/01/22                 3,267,420
         1,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                     7.500        01/01/30                 1,105,470
         3,000   Franklin Cnty, OH Convention Fac Auth Tax & Lease
                 Rev Antic Bds Rfdg (AMBAC Insd)                                    5.250        12/01/19                 3,298,230
         2,660   Licking Heights, OH Loc Sch Dist (FGIC Insd)                       5.250        12/01/23                 2,872,241
         1,000   Lorain Cnty, OH Hosp Rev Catholic Hlthcare                         5.375        10/01/30                 1,023,490
         2,000   Lorain, OH City Sch Dist Classroom Fac Impt (MBIA Insd)            5.250        12/01/20                 2,186,380
         1,925   Ohio Muni Elec Generation Agy Jt Venture Ctf Ben Int
                 Rfdg (AMBAC Insd)                                                  5.000        02/15/22                 2,024,176
         1,000   Ohio St Air Quality Dev Auth Rev JMG Fdg Ltd Part Proj
                 Rfdg (AMT) (AMBAC Insd)                                            6.375        04/01/29                 1,023,540
         1,500   Ohio St Bldg Auth St Fac Admin Bldg Fd Proj A (FSA Insd)           5.500        04/01/15                 1,696,455
         3,000   University Cincinnati OH Gen Ser A (FGIC Insd)                     5.500        06/01/09                 3,367,620
                                                                                                                   -----------------
                                                                                                                         22,942,342
                                                                                                                   -----------------

                 OKLAHOMA    0.4%
         1,000   Central, OK Trans & Pkg Auth Pkg Sys (AMBAC Insd)                  5.000        07/01/18                 1,071,270
                                                                                                                   -----------------



                 OREGON    2.5%
         1,000   Clackamas Cnty, OR Sch Dist                                        5.500        06/01/10                 1,134,030
         1,350   Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)                   5.250        07/01/22                 1,451,318
         2,060   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                        5.250        11/01/17                 2,280,935
         1,250   Portland, OR Cmnty College Dist Ser B                              5.250        06/01/12                 1,396,300
         1,135   Portland, OR Swr Sys Rev Second Lien Ser A Rfdg (FSA Insd)         5.250        06/01/19                 1,241,928
                                                                                                                   -----------------
                                                                                                                          7,504,511
                                                                                                                   -----------------

                 PENNSYLVANIA    7.5%
         1,500   Allegheny Cnty, PA San Auth Swr (MBIA Insd)                        5.500        12/01/30                 1,621,875
         1,000   Allegheny Cnty, PA Ser C-53 Rfdg (FGIC Insd)                       5.500        11/01/14                 1,127,920
         1,000   Greensburg Salem, PA Sch Dist Rfdg (FGIC Insd)                     5.375        09/15/15                 1,130,730
         1,200   Harrisburg, PA Cap Apprec Nt Ser F Rfdg (AMBAC Insd)                 *          09/15/14                   798,696
         2,000   Harrisburg, PA Res Gtd Sub Ser D-2 (Variable Rate
                 Coupon) (FSA Insd)                                                 5.000        12/01/33                 2,203,780
         2,600   Philadelphia, PA Auth Indl Ser B (FSA Insd)                        5.500        10/01/16                 2,940,860
         2,400   Philadelphia, PA Gas Wks Rev 1998 Gen Ordinance
                 Fourth Ser (FSA Insd)                                              5.250        08/01/22                 2,570,544
         1,290   Philadelphia, PA Gas Wks Rev Eighteenth Ser (AGC)                  5.250        08/01/16                 1,392,400
         1,290   Philadelphia, PA Gas Wks Rev Eighteenth Ser (AGC)                  5.250        08/01/19                 1,392,400
         4,570   Pittsburgh, PA Ser A (AMBAC Insd)                                  5.500        09/01/16                 5,040,070
         2,000   Ridley Park, PA Hosp Auth Rev Taylor Hosp Ser A
                 (Escrowed to Maturity)                                             6.000        12/01/13                 2,282,620
                                                                                                                   -----------------
                                                                                                                         22,501,895
                                                                                                                   -----------------

                 SOUTH CAROLINA    0.7%
         1,000   Chesterfield Cnty, SC Sch Dist (FSA Insd)                          5.375        03/01/18                 1,116,570
         1,000   South Carolina Jobs Econ Dev Auth Indl Rev Elec &
                 Gas Co Proj Ser A (AMBAC Insd)                                     5.200        11/01/27                 1,046,000
                                                                                                                   -----------------
                                                                                                                          2,162,570
                                                                                                                   -----------------

                 SOUTH DAKOTA    0.3%
           875   Deadwood, SD Ctf Part (ACA Insd)                                   6.375        11/01/20                   936,093
                                                                                                                   -----------------

                 TENNESSEE    1.7%
         2,000   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg
                 Mtn St Hlth Ser A Rfdg (MBIA Insd)                                 7.500        07/01/25                 2,511,240
         2,500   Memphis, TN (Prerefunded @ 10/01/06)                               5.250        10/01/14                 2,688,650
                                                                                                                   -----------------
                                                                                                                          5,199,890
                                                                                                                   -----------------

                 TEXAS    14.2%
         2,050   Austin, TX Wtr & Wastewtr Rfdg (MBIA Insd)                         5.750        05/15/12                 2,316,275
         1,000   Austin, TX Wtr & Wastewtr Rfdg (MBIA Insd)                         5.250        11/15/19                 1,088,470
           400   Brazos Cnty, TX Hlth Fac Dev Oblig Grp                             5.375        01/01/32                   402,572
         1,430   Cameron Cnty, TX Ctf Oblig (AMBAC Insd)                            5.750        02/15/15                 1,613,598
         1,500   Corpus Christi,TX Util Sys Rev Impt Rfdg (FSA Insd)                5.250        07/15/19                 1,639,590
         2,000   Fort Worth, TX Wtr & Swr Rev Impt Rfdg                             5.500        02/15/05                 2,028,720



         1,000   Harris Cnty, TX Hlth Fac Dev Mem Hermann Hlthcare Ser A            6.375        06/01/29                 1,095,590
         2,000   Harris Cnty, TX Perm Impt & Rfdg                                   5.000        10/01/11                 2,148,880
         4,820   Harris Cnty, TX Toll Rd (Prerefunded @ 08/15/09)
                 (AMBAC Insd)                                                         *          08/15/18                 2,234,070
         1,000   Harris Cnty, TX Toll Rd (Prerefunded @ 08/15/09)
                 (AMBAC Insd)                                                         *          08/15/21                   377,050
         2,105   Houston, TX Hotel Occupancy Tax & Spl Rev
                 Convention & Entmt Ser B AMBAC Insd)                               5.750        09/01/15                 2,409,046
            95   Houston, TX Pub Impt Rfdg (FSA Insd)                               5.750        03/01/15                   108,324
           905   Houston, TX Pub Impt Rfdg (Prerefunded 09/01/10)
                 (FSA Insd)                                                         5.750        03/01/15                 1,031,926
         2,000   Houston, TX Wtr & Swr Sys Rev Jr Lien Ser B Rfdg
                 (Escrowed to Maturity) (FGIC Insd)                                 6.250        12/01/05                 2,105,700
         1,500   Mesquite, TX Hlth Fac Dev Retirement Fac Christian A               7.500        02/15/18                 1,605,720
         1,100   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones
                 Mem Hosp Proj                                                      7.200        01/01/21                 1,093,587
         1,000   North Cent TX Hlth Fac Dev Hosp Baylor Hlthcare Sys
                 Proj Ser A                                                         5.125        05/15/29                 1,011,980
         1,750   North Cent TX Hlth Fac Dev Hosp Childrens Med Ctr
                 Dallas (AMBAC Insd)                                                5.250        08/15/32                 1,814,470
         2,805   Tarrant Regl Wtr Dist TX Wtr Impt Rfdg (FSA Insd)                  5.250        03/01/19                 3,048,222
         3,297   Texas Mun Pwr Agy Rev (AMBAC Insd)                                   *          09/01/07                 3,071,650
           228   Texas Mun Pwr Agy Rev (Escrowed to Maturity) (AMBAC Insd)            *          09/01/07                   212,845
         1,995   Texas St Pub Ppty Fin Corp Rev Mental Hlth &
                 Retardation Rfdg (FSA Insd)                                        5.500        09/01/13                 2,044,057
         1,565   Texas St Univ Sys Fin Rev Rfdg (FSA Insd)                          5.000        03/15/20                 1,645,957
         1,000   Texas Tech Univ Rev Fin Sys Seventh Ser (MBIA Insd)                5.000        08/15/25                 1,026,300
         1,500   Texas Wtr Dev Brd Rev St Revolving Fd Sr Lien Ser B                5.250        07/15/17                 1,635,180
         1,000   Trinity River Auth TX Rev Tarrant Cnty Wtr Proj Impt &
                 Rfdg (MBIA Insd)                                                   5.500        02/01/21                 1,097,580
         2,500   University TX Rev Fin Sys Ser B                                    5.250        08/15/20                 2,720,700
                                                                                                                   -----------------
                                                                                                                         42,628,059
                                                                                                                   -----------------

                 UTAH    0.4%
         1,000   Salt Lake Cnty, UT College Rev Westminster College Proj            5.750        10/01/27                 1,016,580
           135   Utah St Hsg Fin Agy Single Family Mtg Ser B Class 2
                 (AMT) (FHA/VA Gtd)                                                 6.250        07/01/14                   135,463
                                                                                                                   -----------------
                                                                                                                          1,152,043
                                                                                                                   -----------------

                 WASHINGTON    5.4%
         3,410   Clark Cnty, WA Pub Util Dist Rfdg (FSA Insd)                       5.500        01/01/08                 3,742,680
         2,595   Clark Cnty, WA Pub Util Dist Rfdg (FSA Insd)                       5.500        01/01/09                 2,887,716
         1,300   Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg (FSA Insd)       5.500        07/01/17                 1,456,208
         4,400   King Cnty, WA Ser B Rfdg (MBIA Insd)                               5.250        01/01/34                 4,563,636
         1,000   Spokane, WA Pub Fac Dist Hotel (MBIA Insd)                         5.750        12/01/20                 1,136,870
         2,100   Spokane, WA Pub Fac Dist Hotel (MBIA Insd)                         5.750        12/01/21                 2,373,630
                                                                                                                   -----------------
                                                                                                                         16,160,740
                                                                                                                   -----------------


                 WISCONSIN    2.1%
         2,345   Appleton, WI Wtrwks Rev Rfdg (FGIC Insd)                           5.375        01/01/19                 2,606,585
         3,500   Milwaukee, WI Redev Auth Rev Milwaukee Pub Schs (AMBAC Insd)       5.125        08/01/22                 3,704,400
                                                                                                                   -----------------
                                                                                                                          6,310,985
                                                                                                                   -----------------

                 GUAM    1.0%
         2,800   Guam Pwr Auth Rev Ser A (AMBAC Insd)                               5.250        10/01/34                 2,933,532
                                                                                                                   -----------------

                 PUERTO RICO    0.3%
         1,000   Puerto Rico Indl Tourist Ed Med & Environmental Ctl
                 Fac Fin Auth Higher Ed Rev                                         5.375        02/01/19                 1,037,300
                                                                                                                   -----------------

TOTAL LONG-TERM INVESTMENTS    152.9%
   (Cost $427,614,219)                                                                                                  459,380,287

SHORT-TERM INVESTMENTS    0.7%
   (Cost $2,015,000)                                                                                                      2,015,000
                                                                                                                   -----------------

TOTAL INVESTMENTS    153.6%
   (Cost $429,629,219)                                                                                                  461,395,287

OTHER ASSETS IN EXCESS OF LIABILITIES    1.4%                                                                             4,110,799

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (55.0%)                                                          (165,109,081)
                                                                                                                   -----------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                       $300,397,005
                                                                                                                   =================


Percentages are calculated as a percentage of net assets applicable to common shares.

*              Zero coupon bond

(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.39% of net assets applicable to common shares.

(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

ACA            - American Capital Access
AGC            - ACE Guaranty Corp.
AMBAC          - AMBAC Indemnity Corp.
AMT            - Alternative Minimum Tax
FGIC           - Financial Guaranty Insurance Co.
FHA/VA         - Federal Housing Administration/Department of Veterans Affairs
FSA            - Financial Security Assurance Inc.

GNMA           - Government National Mortgage Association
MBIA           - Municipal Bond Investors Assurance Corp.
XLCA           - XL Capital Assurance Inc.




Future contracts outstanding as of September 30, 2004.

                                                                                                 Unrealized
                                                                        Contracts               Appreciation/
                                                                                                Depreciation
SHORT CONTRACTS:
10-Year U.S. Treasury Note - December 2004 (Current Notional Value
of $112,625 per contract)                                                    14                         ($2,900)


5-Year U.S. Treasury Note - December 2004 (Current Notional Value
of $110,750 per contract)                                                    64                           ($256)
                                                                        --------            --------------------
                                                                             78                         ($3,156)
                                                                        ========            ====================

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Municipal Income Trust


By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: November 19, 2004